CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 32,022	$ 48,144
Marketable securities	0	23,998
Accounts receivable, including due from related party of $0 and $63, respectively	184	818
Grants receivable	8,792	8,116
Inventories	9,444	5,122
Prepaid expenses and other current assets	12,347	6,677
Total current assets	62,789	92,875
Property and equipment, net	58,144	46,895
Operating lease right-of-us assets	2,023	2,167
Intangible assets, net	16,247	17,947
Other assets, including due from related party of $4,026 and $3,853, respectively	9,051	3,959
Total assets	148,254	163,843
Current liabilities:
Accounts payable, including due to related party of $19 and $93, respectively	10,675	8,322
Accrued expenses and other current liabilities, including due to related party of $64 and $109, respectively	20,312	7,320
Deferred income	34,193	624
Operating lease liabilities	474	421
Notes payable	1,419	254
Warrant liabilities	17,457	581
Total current liabilities	84,530	17,522
Deferred income	8,711	8,276
Operating lease liabilities	1,592	1,780
Notes payable, including due to related party of $17,383 and $18,396, respectively	36,394	34,002
Warrant liability		11,518
Other long-term liabilities, including due to related party of $2,040 and $7,457, respectively	5,202	11,729
Total liabilities	136,429	84,827
Commitments and contingencies (Note 19)
Noncontrolling interest	12,021	12,429
Stockholders' deficit:
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	1	1
Additional paid-in capital	(111,141)	23,907
Accumulated other comprehensive income	372	938
Accumulated deficit	(246,124)	(171,784)
Total stockholders' deficit	(356,892)	(146,938)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' deficit	148,254	163,843
Series A-1
Redeemable convertible preferred stock
Redeemable convertible preferred stock	7,113	6,176
Series A-2
Redeemable convertible preferred stock
Redeemable convertible preferred stock	3,033	3,033
Series A-3
Redeemable convertible preferred stock
Redeemable convertible preferred stock	7,460	4,463
Series A-4
Redeemable convertible preferred stock
Redeemable convertible preferred stock	2,602	2,602
Series A-5
Redeemable convertible preferred stock
Redeemable convertible preferred stock	49,151	24,991
Series Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	63,381	32,763
Series 2 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	59,223	30,684
Series 3 Growth
Redeemable convertible preferred stock
Redeemable convertible preferred stock	$ 164,733	$ 108,813